Short-term Bank Borrowings (Details) - Schedule of the carrying values of the pledged assets to secure short-term borrowings - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of the carrying values of the pledged assets to secure short-term borrowings [Abstract]
Buildings, net	$ 2,499,131	$ 2,254,013
Land use right, net	294,582	187,913
Total	$ 2,793,713	$ 2,441,926